Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Designated As Fair Value Hedges And The Hedged Items Recorded In The Consolidated Statements Of Income) (Detail) (Other Income (Expense), Net, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Changes in the fair value of the derivatives	¥ 0	¥ (1,650)	¥ (1,647)
Changes in the fair value of the hedged items	¥ 0	¥ 1,650	¥ 1,647